Citigroup Mortgage Loan Trust 2026-SHE1 ABS-15G

Exhibit 99.1 - Schedule 5(c)

Exception Summary
Run Date - 11/9/2026 2:33:17 PM

Exception Type	Exception Grade	Exception	Total
Current	3	Title Issue -	21
		Loan is in Foreclosure	10
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	10
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	7
		F/C Sale Date Scheduled Within Next 6 Months	2
		Foreclosure processing has been delayed.	1
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	1
		Total Current Grade (3) Exceptions:	52
Total Current Exceptions:			52